Net (Loss) Income Per Share (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net (Loss) Income Per Share
The following table sets forth the computation of basic and diluted net loss per share for the three months ended March 31, 2024 and 2023 (in thousands, except share and per-share data):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss allocable to shares of common stock - basic and diluted	$(56,824)	$(21,663)
Denominator:
Weighted-average common shares outstanding - basic and diluted	5,414,020	5,111,518
Net loss per share:
Basic and Diluted	$(10.50)	$(4.24)
The following table sets forth the computation of basic and diluted net (loss) income per share (in thousands, except share and per-share data):

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net (loss) income	$(219,710)	$35,379	$(25,687)
Less: CVR distribution to participating securities	(37,550)	—	—
Net (loss) income allocable to shares of common stock - basic	(257,260)	35,379	(25,687)
Less: Change in fair value of warrants	—	(20,882)	—
Net (loss) income allocable to shares of common stock - diluted	$(257,260)	$14,497	$(25,687)
	Year Ended December 31,
	2023	2022	2021
Denominator:
Weighted-average common shares outstanding - basic	155,109,561	144,758,555	114,328,798
Dilutive effect of employee equity incentive plans and outstanding warrants	—	1,116,334	—
Weighted-average common shares used in per share calculations - diluted	155,109,561	145,874,889	114,328,798
Net (loss) income per share:
Basic	$(1.66)	$0.24	$(0.22)
Diluted	$(1.66)	$0.10	$(0.22)

Schedule of Potential Common Shares Issuable Upon Conversion of Warrants
The following table represents the potential dilutive shares of common stock excluded from the computation of the diluted net loss per share for all periods presented, as the effect would have been anti-dilutive:

	Three Months Ended March 31,
	2024	2023
Common stock options, restricted stock units and ESPP shares	1,811,636	773,488
Warrants to purchase common stock	975,132	1,040,942
Series A Preferred Stock	17,808,670	—
Series A Preferred Stock options	470,403	—
Total	21,065,841	1,814,430

The following table represents the potential dilutive shares of common stock excluded from the computation of the diluted net (loss) income per share for all periods presented, as the effect would have been anti-dilutive:

	Year Ended December 31,
	2023	2022	2021
Warrants to purchase common stock	31,224,703	213,339	10,735,980
Series A Preferred Stock	435,120,513	—	—
Forward contract to issue Series A Preferred Stock	99,140,326	—	—
Common stock options, RSUs and ESPP shares	23,306,661	17,800,034	11,492,002
Series A Preferred Stock options	14,112,299	—	—
Total	602,904,502	18,013,373	22,227,982